Document and Entity Information	Sep. 09, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001492633
Document Type	8-K
Document Period End Date	Sep. 09, 2020
Entity Registrant Name	NIELSEN HOLDINGS PLC
Entity Incorporation, State or Country Code	X0
Entity File Number	001-35042
Entity Tax Identification Number	98-1225347
Entity Address, Address Line One	85 Broad Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
Country Region	1
City Area Code	646
Local Phone Number	654-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary Shares, par value €0.07 per share
Trading Symbol	NLSN
Security Exchange Name	NYSE
Other Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	Nielsen House
Entity Address, Address Line Two	John Smith Drive
Entity Address, City or Town	Oxford
Entity Address, Region	Oxfordshire
Entity Address, Country	GB
Entity Address, Postal Zip Code	OX4 2WB
Country Region	1
City Area Code	646
Local Phone Number	654-5000